LOANS AND FINANCING - Schedule of Amortization of Debt (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R$ 9,884,027	R$ 23,059,604
Current	1,347,728	13,783,259
Non-current	8,536,299	9,276,345
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,033,746	13,783,259
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	627,217	187,397
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	455,805	5,880,851
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	467,496	970,121
After 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R$ 7,299,763	R$ 2,237,976